CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	$ 0	$ 0	$ 0	$ 13,854	$ 367,877	$ 607,681
Operating expenses
Research and development	108,643	371,154	178,912	1,084,260	1,627,389	3,924,253
General and administrative	1,281,985	2,299,058	3,416,544	5,303,880	8,292,072	8,531,276
Impairment loss on operating right-of-use asset	0	0	0	3,513,999	3,513,999	0
Total operating expenses	1,390,628	2,670,212	3,595,456	9,902,139	13,433,460	12,455,529
Operating loss	(1,390,628)	(2,670,212)	(3,595,456)	(9,888,285)	(13,065,583)	(11,847,848)
Other income (expense)
Interest income	1	20	3	26	43	2,114
Interest expense	(448,962)	(998,548)	(772,102)	(1,059,934)	(2,728,101)	(47,958)
Change in fair value of convertible notes					0	(1,186,800)
Change in fair value of warrant liability	0	(712,857)	0	(187,857)	2,100,123	(75,000)
Change in fair value of derivative liability	(238,289)	(548,233)	(352,998)	(560,233)	837,146	92,110
Other (expense) income	11	(29)	18	(409)	45,945	367,738
Cancellation of trade liability	0	0	207,967	0
Loss on extinguishment of debt	0	(1,014,368)	0	(1,014,368)	(15,490)	(467,073)
Total other income (expense), net	(687,239)	(3,274,015)	(917,112)	(2,822,775)	239,666	(1,314,869)
Loss before income tax expense					(12,825,917)	(13,162,717)
Income tax benefit	0	0	0	0	0	74,000
Net loss	(2,077,867)	(5,944,227)	(4,512,568)	(12,711,060)	(12,825,917)	(13,088,717)
Other comprehensive income (loss):
Foreign currency translation	15,720	10,366	48,305	81,942	64,110	(58,925)
Total comprehensive loss	$ (2,062,147)	$ (5,933,861)	$ (4,464,263)	$ (12,629,118)	$ (12,761,807)	$ (13,147,642)
Weighted average number of shares outstanding, basic (in Shares)	23,124,888	20,254,118	23,124,888	20,047,100	21,175,668	17,711,842
Basic net loss per share (in Dollars per share)	$ (0.09)	$ (0.29)	$ (0.2)	$ (0.63)	$ (0.61)	$ (0.74)
Weighted average number of shares outstanding, Diluted	23,124,888	20,254,118	23,124,888	20,047,100	21,175,668	17,711,842
Diluted net loss per share (in Dollars per share)	$ (0.09)	$ (0.29)	$ (0.2)	$ (0.63)	$ (0.61)	$ (0.74)